Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Raw materials	$ 15,620	$ 8,510
Finished goods	2,952	1,916
Work in progress	1,132	1,710
Less: allowance for inventory write-down	(6,128)	(4,646)
Inventories, net	$ 13,576	$ 7,490